Discontinued operations - Net cash flows associated with discontinued operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Discontinued operations
Net cash (used)/generated in/from operating activities	$ 24	$ 117
Net cash flows for the period	$ 24	$ 117